UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.5%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.5%
Hawker Beechcraft Acquisition, Term Loan, 2.24%, Maturing 3/26/14	$2,576	$1,958,101
Hawker Beechcraft Acquisition, Term Loan, 2.25%, Maturing 3/26/14	153	116,162
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,825	1,728,678

		$3,802,941

Automotive & Auto Parts — 0.9%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 5.98%, Maturing 7/13/15	$2,560	$1,932,800
Ford Motor Co., Revolving Loan, Maturing 12/15/13(2)	1,100	1,032,166
Ford Motor Co., Term Loan, 3.26%, Maturing 12/15/13	4,713	4,419,384

		$7,384,350

Broadcasting — 0.7%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/5/13	$9,180	$5,347,350

		$5,347,350

Building Materials — 0.4%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$1,957	$1,765,944
Panolam Industries Holdings, Inc., Term Loan - Second Lien, Maturing 6/30/14(2)	1,300	1,184,657

		$2,950,601

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$1,080	$1,027,350

		$1,027,350

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 2.50%, Maturing 5/25/13	$1,507	$1,413,164

		$1,413,164

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 1.98%, Maturing 12/1/13	$2,501	$2,251,199

		$2,251,199

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/4/14	$2,860	$2,999,425

		$2,999,425

Food/Beverage/Tobacco — 0.3%
Dole Food Company, Inc., Term Loan, 7.89%, Maturing 4/12/13	$271	$274,255
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,530	1,547,461
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	472	476,945

		$2,298,661

Gaming — 0.6%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 6/30/12(3)	$5,410	$297,550
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.48%, Maturing 5/18/14	1,580	1,174,466
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,189	3,076,940

		$4,548,956

Health Care — 0.5%
IASIS Healthcare, (PIK), Term Loan, 5.50%, Maturing 6/13/14	$2,080	$1,955,216
Viant Holdings, Inc., Term Loan, 2.51%, Maturing 6/25/14	2,167	2,134,955

		$4,090,171

	Principal
	Amount
Security	(000’s omitted)	Value
Insurance — 0.2%
HUB International, Ltd., Term Loan, 6.75%, Maturing 6/13/14	$1,865	$1,855,220

		$1,855,220

Services — 0.5%
Neff Rental, Inc., Term Loan - Second Lien, 3.75%, Maturing 5/31/13	$1,310	$231,434
Rental Service Corp., Term Loan - Second Lien, 3.76%, Maturing 11/30/13	1,042	985,532
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,637	2,649,934

		$3,866,900

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.75%, Maturing 2/10/10	$1,612	$1,612,308

		$1,612,308

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.24%, Maturing 8/2/15	$743	$651,617
CEVA Group, PLC, Term Loan, 3.25%, Maturing 8/2/15	250	224,295

		$875,912

Utilities — 0.6%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$5,507	$4,523,454

		$4,523,454

Total Senior Floating-Rate Interests (identified cost $58,207,663)		$50,847,962

Corporate Bonds & Notes — 84.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,328,438

		$1,328,438

Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$985	$930,920
United Airlines, Inc., Sr. Notes, 9.875%, 8/1/13(4)	550	558,250

		$1,489,170

Automotive & Auto Parts — 4.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(4)	$525	$577,500
Allison Transmission, Inc., 11.00%, 11/1/15(4)	940	996,400
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(4)	5,436	5,748,147
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,125	981,563
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(4)	3,840	3,993,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,012,600
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	3,645	3,694,707
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	4,925,413
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,500,117
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,770	4,109,300
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	3,200	3,248,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,661,650

		$32,448,997

Banks and Thrifts — 0.7%
General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$571	$573,855
General Motors Acceptance Corp., 8.00%, 12/31/18	650	620,750
General Motors Acceptance Corp., 8.00%, 11/1/31(4)	4,005	3,874,838

		$5,069,443

	Principal
	Amount
Security	(000’s omitted)	Value
Broadcasting — 2.5%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$705	$638,025
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	6,060	5,726,700
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,447,875
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(4)	2,980	3,084,300
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(4)	745	765,488
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(4)	1,675	1,775,500
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(4)	1,305	1,396,350
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(4)	2,120	2,279,000
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	2,515	2,772,787

		$19,886,025

Building Materials — 1.6%
Goodman Global Group, Inc., 0.00%, 12/15/14(4)	$4,000	$2,340,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,143,700
Interface, Inc., Sr. Notes, 11.375%, 11/1/13(4)	640	726,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	756,175
Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(4)	640	668,800
Ply Gem Industries, Inc., 13.125%, 7/15/14(4)	3,830	3,849,150
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,088,963
USG Corp., 9.75%, 8/1/14(4)	670	713,550

		$12,286,738

Cable/Satellite TV — 1.2%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$1,575	$1,604,531
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(4)	290	296,525
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	2,340	2,632,500
Kabel Deutschland GmbH, 10.625%, 7/1/14	2,835	2,976,750
Virgin Media Finance PLC, 9.50%, 8/15/16	2,005	2,135,325

		$9,645,631

Capital Goods — 1.6%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,539,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,375,925
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,735,050
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	1,947	1,961,603
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,921,425
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,829,662

		$12,362,665

Chemicals — 2.8%
Ashland, Inc., 9.125%, 6/1/17(4)	$1,945	$2,124,912
CII Carbon, LLC, 11.125%, 11/15/15(4)	1,665	1,689,975
Dow Chemical Co. (The), 8.55%, 5/15/19	4,135	4,953,366
Georgia Gulf Corp., 9.00%, 1/15/17(4)	355	366,538
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	4,115	2,777,625
Koppers, Inc., 7.875%, 12/1/19(4)	315	322,875
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(4)	1,610	1,630,125
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	4,885,200
Solutia, Inc., 8.75%, 11/1/17	1,420	1,508,750
Terra Capital, Inc., Sr. Notes, 7.75%, 11/1/19(4)	1,555	1,624,975

		$21,884,341

Consumer Products — 2.1%
ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,121,575
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(4)	1,920	2,112,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	5,915,300
Libbey Glass, Inc., 10.00%, 2/15/15(4)	2,195	2,226,103
Revlon Consumer Products Corp., 9.75%, 11/15/15(4)	2,480	2,569,900
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	561,000

	Principal
	Amount
Security	(000’s omitted)	Value
Sealy Mattress Co., 8.25%, 6/15/14	$1,195	$1,195,000
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(4)	400	450,000

		$16,150,878

Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,305,663
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(4)	1,295	1,366,225

		$4,671,888

Diversified Media — 5.3%
Affinion Group, Inc., 11.50%, 10/15/15	$2,490	$2,589,600
Catalina Marketing Corp., 11.625%, 10/1/17(4)	2,965	3,120,663
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(4)	13,960	14,623,100
Interpublic Group Cos., Inc., 10.00%, 7/15/17	2,570	2,852,700
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	2,111,400
LBI Media, Inc., Sr. Sub. Notes, 8.50%, 8/1/17(4)	3,950	3,377,250
MDC Partners, Inc., 11.00%, 11/1/16(4)	2,200	2,332,000
Nielsen Finance, LLC, 10.00%, 8/1/14	3,430	3,584,350
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,103,750
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	1,520	1,398,400
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	247,500
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(4)	2,935	3,162,462

		$41,503,175

Energy — 7.4%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$1,155	$1,126,125
Antero Resources Finance Corp., Sr. Notes, 9.375%, 12/1/17(4)	1,080	1,134,000
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,095,500
Bill Barrett Corp., 9.875%, 7/15/16	385	415,800
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	2,496,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,055,087
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,229,187
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,002,985
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(4)	2,070	2,070,000
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	3,908,700
Holly Corp., 9.875%, 6/15/17(4)	3,025	3,221,625
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(4)	2,080	2,085,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,670,838
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,823,100
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,656,350
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	186,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	1,480	1,335,700
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(4)	3,235	3,218,825
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,148,400
SandRidge Energy, Inc., 8.75%, 1/15/20(4)	1,190	1,231,650
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,287,700
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	696,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	2,800	2,604,000
Tesoro Corp., 9.75%, 6/1/19	925	1,002,469
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	8,167,400

		$57,869,141

Entertainment/Film — 1.4%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,075,400

		$11,075,400

Environmental — 0.7%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(4)	$650	$708,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	5,111,600

		$5,820,100

	Principal
	Amount
Security	(000’s omitted)	Value
Food/Beverage/Tobacco — 2.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,634,387
Dole Foods Co., 13.875%, 3/15/14(4)	1,680	2,016,000
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(4)	1,635	1,651,350
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	4,535	4,557,675
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(4)	2,140	2,340,625
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(4)	4,085	4,166,700

		$21,366,737

Gaming — 6.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$5,755	$1,007,125
CCM Merger, Inc., 8.00%, 8/1/13(4)	3,635	2,998,875
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(4)	595	478,975
Eldorado Casino Shreveport, 10.00%, 8/1/12(5)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	9,480	142,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	3,970	4,089,100
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,180	147,500
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17(4)	3,315	3,538,762
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	1,980	1,346,400
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	3,615	1,798,463
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	8,100
MGM Mirage, Inc., 8.375%, 2/1/11	4,090	3,951,962
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(4)	1,305	1,438,763
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(4)	1,350	1,525,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,160,875
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,145,900
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	3,010,312
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	960,672
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(4)	1,620	1,709,100
MTR Gaming Group, Inc., 12.625%, 7/15/14(4)	2,055	2,029,313
Peninsula Gaming, LLC, 8.375%, 8/15/15(4)	390	397,800
Peninsula Gaming, LLC, 10.75%, 8/15/17(4)	1,935	1,983,375
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,148,550
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,184	1,241,720
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,281,600
Seminole Hard Rock Entertainment, Variable Rate, 2.754%, 3/15/14(4)	990	878,625
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,388,700
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	4,925	3,931,135

		$49,360,780

Health Care — 7.0%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,483,487
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(4)	2,840	2,882,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,115,150
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(4)	320	346,400
Biomet, Inc., 11.625%, 10/15/17	6,975	7,707,375
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	700,800
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,690,225
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(4)	320	340,800
HCA, Inc., 9.875%, 2/15/17(4)	2,195	2,398,037
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,310,750
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	5,835	6,039,225
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,688,350
Quintiles Transnational Corp., (PIK), 9.50%, 12/30/14(4)	5,465	5,560,637
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,352,225
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 3/15/10), 3/15/16	2,470	2,556,450
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,733,613
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(4)	2,040	2,152,200

	Principal
	Amount
Security	(000’s omitted)	Value
Valeant Pharmaceuticals International, 8.375%, 6/15/16(4)	$1,375	$1,433,438
Viant Holdings, Inc., 10.125%, 7/15/17(4)	440	437,800

		$54,929,562

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$1,990	$2,248,700

		$2,248,700

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,830,900
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(4)	670	651,575
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.148%, 11/15/14(4)	1,200	1,020,000

		$3,502,475

Leisure — 1.0%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(4)	2,130	2,087,400
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	853,213
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,745,625
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	524,300
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,310,962
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	265,838
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(4)	1,215	1,230,187

		$8,017,525

Metals/Mining — 3.3%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(4)	$765	$818,550
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(4)	1,555	1,624,975
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	5,820	6,620,250
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(4)	3,865	3,951,962
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	853,688
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14	2,555	2,931,862
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,915	2,197,463
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	5,805	6,864,412

		$25,863,162

Paper — 3.6%
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(4)	$1,825	$1,939,062
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,680	3,122,200
International Paper Co., 7.95%, 6/15/18	2,320	2,692,627
International Paper Co., 9.375%, 5/15/19	7,525	9,437,118
International Paper Co., Sr. Notes, 7.50%, 8/15/21	890	1,012,302
NewPage Corp., Sr. Notes, 11.375%, 12/31/14(4)	8,085	7,862,662
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	1,820	1,569,750
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.031%, 8/1/14	245	202,125

		$27,837,846

Publishing/Printing — 0.2%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$1,835	$646,838
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	455,225
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	5,520	83,352

		$1,185,415

	Principal
	Amount
Security	(000’s omitted)	Value
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,138,500
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	656,500

		$1,795,000

Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$3,175	$2,968,625
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,375	4,375,000

		$7,343,625

Services — 5.1%
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$998	$1,070,355
Hertz Corp., 8.875%, 1/1/14	255	258,188
Hertz Corp., 10.50%, 1/1/16	350	368,375
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(4)	1,265	1,331,413
Laureate Education, Inc., 10.00%, 8/15/15(4)	7,020	7,274,475
Laureate Education, Inc., 11.75%, 8/15/17(4)	3,930	4,116,675
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(4)	9,770	9,378,017
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	2,575	2,278,875
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(6)	2,640	1,135,200
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(4)	3,015	3,293,887
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(4)	1,490	1,571,950
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	2,340	2,568,150
United Rentals North America, Inc., 10.875%, 6/15/16(4)	2,345	2,570,706
West Corp., 9.50%, 10/15/14	2,480	2,504,800

		$39,721,066

Steel — 0.2%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	$5,225	$1,750,375

		$1,750,375

Super Retail — 7.7%
General Nutrition Center, Sr. Notes, (PIK),Variable Rate, 5.178%, 3/15/14	$4,445	$4,144,963
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	5,715	5,843,587
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(4)	3,745	4,100,775
Neiman Marcus Group, Inc., 9.00%, 10/15/15	8,184	7,999,741
Neiman Marcus Group, Inc., 10.375%, 10/15/15	5,100	5,023,500
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,840	6,278,000
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,252,250
Toys “R” Us, 7.375%, 10/15/18	260	242,450
Toys “R” Us, 7.625%, 8/1/11	6,140	6,370,250
Toys “R” Us, 10.75%, 7/15/17(4)	3,945	4,388,812
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(4)	2,340	2,421,900
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,935,000
Yankee Acquisition Corp., 8.50%, 2/15/15	3,996	4,015,980
Yankee Acquisition Corp., 9.75%, 2/15/17	4,950	4,974,750

		$59,991,958

Technology — 3.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(4)	$1,280	$1,292,800
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,635	2,766,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(4)	2,930	2,900,700
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(4)	4,792	4,480,376
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(4)	680	691,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(4)	675	691,875
First Data Corp., 9.875%, 9/24/15	1,375	1,234,063
GXS Worldwide, Inc., Sr. Notes, 9.75%, 6/15/15(4)	590	575,250
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(4)	2,860	2,717,000
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	6,375	6,964,687

		$24,315,401

	Principal
	Amount
Security	(000’s omitted)	Value
Telecommunications — 6.1%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(4)	$3,770	$3,807,700
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	8,397	8,313,030
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(4)	1,195	1,332,425
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,255,875
Intelsat Corp., 9.25%, 8/15/14	1,385	1,419,625
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,557,780
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	660	679,800
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	865	886,625
NII Capital Corp., 8.875%, 12/15/19(4)	3,235	3,235,000
NII Capital Corp., 10.00%, 8/15/16(4)	2,740	2,877,000
SBA Telecommunications, Inc., 8.00%, 8/15/16(4)	1,145	1,193,662
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	765	807,075
Sprint Capital Corp., 6.875%, 11/15/28	1,115	880,850
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,721,825
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,669,000
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(4)	3,060	3,343,050

		$47,980,322

Textiles/Apparel — 1.2%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$265	$276,925
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	810	850,500
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	1,945	2,188,125
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,710	3,742,463
Quiksilver, Inc., 6.875%, 4/15/15	2,700	2,362,500

		$9,420,513

Transportation Ex Air/Rail — 0.7%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$3,825	$3,695,906
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(4)	880	907,500
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,101,600

		$5,705,006

Utilities — 2.2%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,052	$2,092,683
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(4)	3,315	3,397,875
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	517,275
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	616,200
Energy Future Holdings Corp., (PIK), 11.25%, 11/1/17	4,185	2,980,515
NGC Corp., 7.625%, 10/15/26	3,205	2,451,825
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	4,645	4,633,388
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	357,050

		$17,046,811

Total Corporate Bonds & Notes (identified cost $667,385,243)		$662,874,309

Convertible Bonds — 2.3%

Automotive & Auto Parts — 0.8%
Ford Motor Co., 4.25%, 11/15/16	$4,655	$6,255,156

		$6,255,156

Cable/Satellite TV — 1.0%
Virgin Media, Inc., 6.50%, 11/15/16(4)	$7,310	$7,967,900

		$7,967,900

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$476,437

		$476,437

Services — 0.1%
Gaylord Entertainment Co., 3.75%, 10/1/14(4)	$1,355	$1,324,512

		$1,324,512

Technology — 0.3%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$2,450	$2,254,000

		$2,254,000

Total Convertible Bonds (identified cost $13,169,662)		$18,278,005

Common Stocks — 3.4%

Security	Shares	Value
Automotive & Auto Parts — 0.9%
Lear Corp.(7)	100,000	$6,880,000

		$6,880,000

Building Materials — 0.2%
Panolam Holdings Co.(5)(8)	3,117	$1,712,792

		$1,712,792

Consumer Products — 0.0%
HF Holdings, Inc.(5)(7)	13,600	$0

		$0

Energy — 0.1%
SemGroup Corp.(7)	16,378	$406,379

		$406,379

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(5)(7)(8)	148,726	$1,487
Shreveport Gaming Holdings, Inc.(5)	4,858	87,444

		$88,931

Services — 0.7%
Geo Group, Inc. (The)(7)	300,000	$5,550,000

		$5,550,000

Super Retail — 0.9%
GameStop Corp., Class A(7)	300,000	$5,931,000
GNC Acquisition Holdings, Class A(5)(7)(8)	108,818	1,280,788

		$7,211,788

Technology — 0.6%
Amkor Technology, Inc.(7)	800,000	$4,552,000

		$4,552,000

Total Common Stocks (identified cost $31,868,965)		$26,401,890

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$1,871,160
Chesapeake Energy Corp., 5.00%(4)	6,292	534,820

		$2,405,980

Total Convertible Preferred Stocks (identified cost $2,908,400)		$2,405,980

Preferred Stocks — 0.4%

Security	Shares/Units	Value
Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(5)(7)(8)	4,544	$45

		$45

Homebuilders/Real Estate — 0.3%
GGP Capital Trust I	3,000	$2,565,000

		$2,565,000

Super Retail — 0.1%
GNC Acquisition Holdings(5)(7)(8)	37,182	$224,951

		$224,951

Total Preferred Stocks (identified cost $7,130,370)		$2,789,996

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(7)	3,555,000	$62,213
Adelphia, Inc., Escrow Certificate(7)	7,585,000	132,737
Adelphia Recovery Trust(7)	10,758,837	363,111

		$558,061

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(5)(7)	1,240,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(5)(7)(8)	3,200,000	$320
Mirant Corp., Escrow Certificate(5)(7)(8)	1,440,000	144

		$464

Total Miscellaneous (identified cost $9,900,030)		$558,525

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., expires 11/30/14(5)	17,240	$90,959

		$90,959

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(7)(8)	25,351	$2,466,672

		$2,466,672

Total Warrants (identified cost $172)		$2,557,631

Total Investments — 98.1% (identified cost $790,570,505)		$766,714,298

Other Assets, Less Liabilities — 1.9%		$14,995,674

Net Assets — 100.0%		$781,709,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(3)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $310,905,177 or 39.8% of the Portfolio’s net assets.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security.

(7)		Non-income producing security.

(8)		Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$796,307,410

Gross unrealized appreciation	$59,439,659
Gross unrealized depreciation	(89,032,771)

Net unrealized depreciation	$(29,593,112)

Restricted Securities
At January 31, 2010, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Panolam Holding Co., Common	12/30/09	3,117	1,712,792		1,712,792
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$8,771,964		$5,687,199

(1)	Less than $0.50.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
	Reference	Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Appreciation
Bank of America	Ford Motor Credit Co.	B3/B-	$3,200	5.00%(1)	3/20/10	$78,412
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00%(1)	12/20/10	491,613

						$570,025

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $7,760,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $570,025.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$50,847,962	$—	$50,847,962
Corporate Bonds & Notes	—	658,321,796	4,552,513	662,874,309
Convertible Bonds	—	18,278,005	—	18,278,005
Common Stocks	22,913,000	406,379	3,082,511	26,401,890
Convertible Preferred Stocks	1,871,160	534,820	—	2,405,980
Preferred Stocks	—	2,565,000	224,996	2,789,996
Miscellaneous	—	558,061	464	558,525
Warrants	—	—	2,557,631	2,557,631

Total Investments	$24,784,160	$731,512,023	$10,418,115	$766,714,298

Credit Default Swaps	$—	$570,025	$—	$570,025

Total	$24,784,160	$732,082,048	$10,418,115	$767,284,323

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Miscellaneous	Total
Balance as of October 31, 2009	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—	90,787	—	90,787
Net purchases (sales)	—	1,712,792	—	172	—	1,712,964
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	3,931,135	—	—	—	—	3,931,135

Balance as of January 31, 2010	$4,552,513	$3,082,511	$224,996	$2,557,631	$464	$10,418,115

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$—	$—	$—	$90,787	$—	$90,787

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: March 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2010